Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables And Accruals [Abstract]
Accrued payroll related expenses	¥ 114,496	¥ 70,412
Accrued advertising and marketing expenses	79,662	77,948
Accrued storage and transportation fees	38,269	59,631
Accrued leasehold improvement costs	33,370	56,490
Other taxes payable	22,886	83,040
Payable related to repurchase of ordinary shares	7,166
Refund obligation of sales return	4,530	3,918
Others	70,152	60,505
Accrued expenses and other liabilities	¥ 370,531	¥ 411,944